Derivative Assets (Details Narrative) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 22, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Description of Hedged Item		the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 27,027	$ 32,549	$ 9,245
Derivative, Gain (Loss) on Derivative, Net		(5,170)	(5,372)	9,685
Amount reclassified to other comprehensive income		$ (877)	(214)	1,091
FX Option [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
FX Option Description		On April 4, 2024, the Company entered into a foreign exchange option strip (“FX option”) to buy €3,000, with monthly settlements on the 11th calendar day of each month, starting April 11, 2024, and ending March 13, 2025
Derivative, Excluded Component, Gain (Loss), Recognized in Earnings		$ 417
Amount reclassified to other comprehensive income		0	0
Interest Rate Caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount	$ 507,891				$ 484,106
Derivative, Cap Interest Rate	0.75%				0.75%
Derivative, Contract End Date					Nov. 30, 2026
Payable amount premium						$ 7,000
Number of interest rate caps	2
Derivative, Maturity Date	fourth quarter 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payable amount premium			15,370
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		27,027	32,549	9,245
Derivative, Gain (Loss) on Derivative, Net		$ (5,170)	$ (5,372)	$ 9,685